REPUBLIC FUNDS
                           REPUBLIC MONEY MARKET FUND
                          REPUBLIC U.S. GOVERNMENT FUND
                  REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
                      REPUBLIC NEW YORK TAX-FREE BOND FUND
                               REPUBLIC BOND FUND
                              REPUBLIC EQUITY FUND
                          REPUBLIC OVERSEAS EQUITY FUND
                            REPUBLIC OPPORTUNITY FUND


                          REPUBLIC ADVISOR FUNDS TRUST
                           REPUBLIC FIXED INCOME FUND
                       REPUBLIC INTERNATIONAL EQUITY FUND
                         REPUBLIC SMALL CAP EQUITY FUND


                       Supplement dated December 31, 1999
   to the Prospectuses and Statements of Additional Information for the Funds


                  Effective December 31, 1999, HSBC Holdings plc completed the acquisition of Republic New York Corporation (the "Acquisition"), which has been renamed HSBC USA Inc. In connection with the Acquisition, Republic National Bank of New York has converted to a state-chartered bank organized under the laws of New York and been renamed HSBC Bank USA. All references in the Prospectus and Statement of Additional Information to Republic New York Corporation shall be deemed to refer to HSBC USA Inc., and all references to Republic National Bank of New York shall be deemed to refer to HSBC Bank USA. Effective upon completion of the Acquisition, new advisory agreements dated December 31, 1999 were entered with HSBC Bank USA, and new sub-advisory agreements dated December 31, 1999 were entered with the current subadvisers, on substantially the same terms as the previous agreements with Republic National Bank of New York and the current subadvisers.